Segments	12 Months Ended
Dec. 31, 2021
Segments
Segments

NOTE E. SEGMENTS

In the fourth quarter of 2021, immediately prior to the separation of Kyndryl, the company made a number of changes to its organizational structure and management system to align the company’s operating model to its platform-centric approach to hybrid cloud and AI. With these changes, the company revised its reportable segments, but did not impact its Consolidated Financial Statements.

The following table displays the segment updates:

Previous Segments	Changes*	New Segments
Cloud & Cognitive Software	● Revenue categories	Software
Global Business Services	● Revenue categories	Consulting
Global Technology Services	- Separated managed infrastructure services**	N/A
- Technology Support Services
- IBM Cloud IaaS
- Managed infrastructure services retained JVÈ
Systems	● Revenue categories	Infrastructure
+ Technology Support Services
+ IBM Cloud IaaS
+ Global asset recovery service
Global Financing	- Global asset recovery service	Financing
Other	+ Managed infrastructure services retained JVÈ	Other

*	Does not include minor mission moves.
**	IBM completed the separation of its managed infrastructure services business to Kyndryl on November 3, 2021.
È	Represents a joint venture relationship that was historically managed by the managed infrastructure services business that was not transferred to Kyndryl as part of the separation.

N/A–Not applicable

The segments represent components of the company for which separate financial information is available that is utilized on a regular basis by the chief operating decision maker (the chief executive officer) in determining how to allocate resources and evaluate performance. The segments are determined based on several factors, including client base, homogeneity of products, technology, delivery channels and similar economic characteristics.

With this organizational and management system change, the segments no longer include internal revenue. Certain transactions between the segments are recorded to other income and expense and are reflected in segment pre-tax income. After the Kyndryl separation, these transactions predominately represent loans between Financing and Infrastructure segments to facilitate the acquisition of equipment and software used in IBM IaaS services arrangements. The prior period revenue and pre-tax income presented in the tables below are reported on a comparable basis.

The company utilizes globally integrated support organizations to realize economies of scale and efficient use of resources. As a result, a considerable amount of expense is shared by all of the segments. This shared expense includes sales coverage, certain marketing functions and support functions such as Accounting, Treasury, Procurement, Legal, Human Resources and Billing and Collections. Where practical, shared expenses are allocated based on measurable drivers of expense, e.g., headcount. When a clear and measurable driver cannot be identified, shared expenses are allocated on a financial basis that is consistent with the company’s management system, e.g., advertising expense is allocated based on the gross profits of the segments. A portion of the shared expenses, which are recorded in net income, are not allocated to the segments. These expenses are associated with the elimination of internal transactions and other miscellaneous items.

The following tables reflect the results of continuing operations of the company’s segments consistent with the management and measurement system utilized within the company and have been recast for the prior-year periods due to the company’s segment changes in the fourth quarter of 2021. Performance measurement is based on pre-tax income from continuing operations, consistent with the company’s management and measurement system. These results are used, by the chief operating decision maker, both in evaluating the performance of, and in allocating resources to, each of the segments.

Management System Segment View

($ in millions)
					Total
For the year ended December 31:	Software	Consulting	Infrastructure	Financing	Segments
2021
Revenue	$24,141	$17,844	$14,188	$774	$56,946
Pre-tax income from continuing operations	4,722	1,449	2,025	441	8,637
Revenue year-to-year change	5.3%	9.8%	(2.4)%	(20.6)%	4.1%
Pre-tax income year-to-year change	41.3%	40.1%	22.4%	(1.8)%	33.3%
Pre-tax income margin	19.6%	8.1%	14.3%	57.0%	15.2%
2020*
Revenue	$22,927	$16,257	$14,533	$975	$54,691
Pre-tax income from continuing operations**	3,341	1,034	1,654	449	6,479
Revenue year-to-year change	2.3%	(4.0)%	(7.9)%	(19.8)%	(2.9)%
Pre-tax income year-to-year change	(33.5)%	(23.0)%	(33.3)%	(31.2)%	(31.8)%
Pre-tax income margin	14.6%	6.4%	11.4%	46.1%	11.8%
2019*
Revenue	$22,408	$16,939	$15,774	$1,215	$56,336
Pre-tax income from continuing operations	5,025	1,344	2,481	652	9,502

*	Recast to conform to 2021 presentation.
**

Includes the impact of a $1.5 billion pre-tax charge for structural actions in the fourth quarter of 2020. The impact by segment was as follows: Software ($0.7 billion), Consulting ($0.4 billion), Infrastructure ($0.4 billion). The impact to Financing was immaterial.

Reconciliations of IBM as Reported

($ in millions)
For the year ended December 31:	2021	2020	*	2019	*
Revenue
Total reportable segments	$56,946	$54,691		$56,336
Other—divested businesses	70	101		1,010
Other revenue	335	387		368
Total revenue	$57,350	$55,179		$57,714
	0	0

($ in millions)
For the year ended December 31:	2021	2020	*	2019	*
Pre-tax income from continuing operations
Total reportable segments	$8,637	$6,479	**	$9,502
Amortization of acquired intangible assets	(1,838)	(1,832)		(1,271)
Acquisition-related charges	(43)	(13)		(423)
Non-operating retirement-related (costs)/income	(1,282)	(1,073)		(576)
Kyndryl-related impacts	118	—		—
Elimination of internal transactions	(7)	(28)		(21)
Other—divested businesses	25	12		580
Unallocated corporate amounts and other	(774)	(973)		(586)
Total pre-tax income from continuing operations	$4,837	$2,572	**	$7,206

*	Recast to conform to 2021 presentation.
**	Includes the impact of a $1.5 billion pre-tax charge for structural actions in the fourth quarter of 2020.

Immaterial Items

Investment in Equity Alliances and Equity Alliances Gains/(Losses)

The investments in equity alliances and the resulting gains and (losses) from these investments that are attributable to the segments did not have a material effect on the financial position or the financial results of the segments.

Segment Assets and Other Items

Software assets are mainly goodwill, acquired intangible assets and accounts receivable. Consulting assets are primarily goodwill and accounts receivable. Infrastructure assets are primarily goodwill, plant, property and equipment, and manufacturing inventory. Financing assets are primarily financing receivables, and cash and marketable securities.

To ensure the efficient use of the company’s space and equipment, several segments may share leased or owned plant, property and equipment assets. Where assets are shared, landlord ownership of the assets is assigned to one segment and is not allocated to each user segment. This is consistent with the company’s management system and is reflected accordingly in the table below. In those cases, there will not be a precise correlation between segment pre-tax income and segment assets.

Depreciation expense and capital expenditures that are reported by each segment also are consistent with the landlord ownership basis of asset assignment.

Financing amounts for interest income reflect the income associated with Financing's external client transactions, as well as the income from investment in cash and marketable securities. Financing amounts for interest expense reflect the expense associated with the arm's length terms of the intercompany loans supporting Financing's external client transactions. Intercompany financing activities are recorded to other income and expense and are reflected in segment pre-tax income.

Management System Segment View

($ in millions)
					Total
For the year ended December 31:	Software	Consulting	Infrastructure	Financing	Segments
2021
Assets	$59,336	$11,914	$11,766	$16,880	$99,896
Depreciation/amortization of intangibles**	1,204	250	1,399	49	2,902
Capital expenditures/investments in intangibles	565	55	792	33	1,444
Interest income	—	—	—	628	628
Interest expense	—	—	—	129	129
2020*
Assets	$58,558	$10,548	$12,378	$24,974	$106,458
Depreciation/amortization of intangibles**	1,237	207	1,419	120	2,983
Capital expenditures/investments in intangibles	548	26	1,093	41	1,709
Interest income	—	—	—	834	834
Interest expense	—	—	—	307	307
2019*
Assets	$58,230	$10,421	$12,002	$29,460	$110,113
Depreciation/amortization of intangibles**	676	179	1,348	186	2,389
Capital expenditures/investments in intangibles	517	45	612	57	1,230
Interest income	—	—	—	1,133	1,133
Interest expense	—	—	—	512	512

*	Recast to conform to 2021 presentation.
**	Segment pre-tax income from continuing operations does not include the amortization of acquired intangible assets.

Reconciliations of IBM as Reported

($ in millions)
At December 31:	2021	2020	*	2019	*
Assets
Total reportable segments	$99,896	$106,458		$110,113
Elimination of internal transactions	(1,608)	(4,686)		(4,317)
Other—divested businesses	193	254		1,942
Unallocated amounts
Cash and marketable securities	6,222	12,463		7,271
Notes and accounts receivable	1,622	1,655		1,601
Deferred tax assets	7,158	8,175		4,917
Plant, other property and equipment	2,196	2,449		2,488
Operating right-of-use assets	1,945	2,368		2,531
Pension assets	9,848	7,557		6,819
Other	4,530	3,514		3,184
Total assets of discontinued operations**	—	15,764		15,638
Total IBM consolidated assets	$132,001	$155,971		$152,186

*	Recast to conform to 2021 presentation.
**	Refer to note C, “Separation of Kyndryl,” for additional information.

Major Clients

No single client represented 10 percent or more of the company’s total revenue in 2021, 2020 or 2019.

Geographic Information

The following tables provide information for those countries that are 10 percent or more of the specific category.

RevenueÈ

($ in millions)
For the year ended December 31:	2021	2020	*	2019	*
United States	$22,893	$22,258		$23,389
Japan	5,648	5,680		5,755
Other countries	28,810	27,241		28,570
Total revenue	$57,350	$55,179		$57,714

È Revenues are attributed to countries based on the location of the client.

*  Recast to conform to 2021 presentation.

Plant and Other Property–Net

($ in millions)
At December 31:	2021	2020	*	2019	*
United States	$3,375	$3,452		$3,513
Other countries	2,293	2,656		2,273
Total	$5,668	$6,108		$5,785

*  Recast to conform to 2021 presentation.

Operating Right-of-Use Assets–Net

($ in millions)
At December 31:	2021	2020	*	2019	*
United States	$1,148	$1,165		$1,305
Japan	398	532		599
Other countries	1,676	1,870		1,947
Total	$3,222	$3,566		$3,850

*  Recast to conform to 2021 presentation.

Revenue by Classes of Similar Products or Services

The following table presents external revenue for similar classes of products or services within the company’s reportable segments. Client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. For each of the segments that include services, Software-as-a-Service, consulting, education, training and other product-related services are included as services. For each of these segments, software includes product license charges and ongoing subscriptions.

($ in millions)
For the year ended December 31:	2021	2020	*	2019	*
Software
Software	$20,098	$19,046		$18,574
Services	3,934	3,770		3,670
Systems	109	110		165
Consulting
Services	$17,563	$15,986		$16,663
Software	173	183		160
Systems	108	89		116
Infrastructure
Maintenance	$4,743	$4,804		$5,171
Servers	3,363	3,549		3,829
Services	2,616	2,656		2,927
Storage	1,908	1,813		1,936
Software	1,426	1,563		1,725
Used Equipment Sales**	131	149		186
Financing
Financing	$628	$834		$1,120
Used Equipment Sales	145	140		95

*  Recast to conform to 2021 presentation.

** Represents Global Asset Recovery Service transferred from Financing segment.